Business Operations - Revenues and Percentage of Consolidated Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenue of significant customer	$ 235,593	$ 170,087	$ 197,429
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer	32,400	33,700	27,300
ConocoPhillips [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer		$ 18,100	$ 31,800